Investments (Narrative) (Detail) - USD ($)		1 Months Ended		3 Months Ended
		Jul. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Earnings from equity method investees				$ 2,000,000	$ 6,000,000
Net losses from discontinued operations including noncontrolling interest	[1]			(281,000,000)	(411,000,000)
Distributions received from investment				85,000,000	76,000,000
Equity method affiliates includes cash and accrued amounts of contributions				10,000,000	74,000,000
Equity method investment goodwill				9,000,000			$ 9,000,000
364-day term loan facility borrowings				2,500,000,000
Income loss from continuing operations before income taxes extraordinary items noncontrolling interest				880,000,000	443,000,000
Liabilities from abandonment of project				918,000,000			1,398,000,000	[2]
Contributions to equity method affiliates				10,000,000	15,000,000
Interest expense				479,000,000	242,000,000
Income tax expense				164,000,000	$ 143,000,000
Noncurrent assets held for sale				18,923,000,000			18,802,000,000	[3]
Assets				9,605,000,000			9,850,000,000	[3]
Liabilities				$ 12,762,000,000			13,450,000,000	[2]
Wrangler Retail Gas Holdings LLC | Gas Supply, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests					15.00%
Cash consideration from sale of noncontrolling interest					$ 85,000,000
Amount of gain from sale					11,000,000
Amount of gain from sale, after tax					8,000,000
Dominion Energy Virginia
Schedule of Equity Method Investments [Line Items]
Cash consideration from sale of noncontrolling interest			$ 120,000,000
Amount of gain from sale					23,000,000
Amount of gain from sale, after tax					16,000,000
Limited partnership interest sale transaction, proceeds received			$ 60,000,000		$ 60,000,000
Percentage ownership in total units			50.00%	50.00%	50.00%
Initial fair value			$ 60,000,000		$ 60,000,000
BHE | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Credit facility, outstanding amount		$ 750,000,000
Cove Point and Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Net losses from discontinued operations including noncontrolling interest				$ (76,000,000)	(72,000,000)
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Contributions to equity method affiliates				6,000,000	0
Atlantic Coast Pipeline | Other Current Liabilities
Schedule of Equity Method Investments [Line Items]
Liabilities from abandonment of project				100,000,000			114,000,000
Cove Point
Schedule of Equity Method Investments [Line Items]
Earnings from equity method investees				76,000,000	73,000,000
Distributions received from investment				83,000,000	76,000,000
Interest expense				62,000,000
Income tax expense				$ 3,000,000	35,000,000
Interest and Other Income					91,000,000
Noncurrent assets held for sale			$ 2,700,000,000		$ 2,700,000,000		2,700,000,000
Cove Point | Cove Point | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling limited partnership interest retained				50.00%		50.00%
Cove Point | Dominion Energy Virginia
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling limited partnership interest retained						50.00%
Cove Point | BHE
Schedule of Equity Method Investments [Line Items]
364-day term loan facility borrowings		$ 600,000,000
Cove Point | BHE | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling limited partnership interest retained		50.00%
Proceeds from settlement of related interest rate derivatives		$ 199,000,000
Credit facility, outstanding amount		2,200,000,000
Cash consideration from sale of noncontrolling interest		$ 3,300,000,000
Finite Lived Equity Method Investment Basis Difference
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment that exceeded share of underlying equity				$ 217,000,000			223,000,000
Equity method investment goodwill							(1,000,000)
Finite Lived Equity Method Investment Basis Difference | Cove Point
Schedule of Equity Method Investments [Line Items]
Equity method investment goodwill				213,000,000			215,000,000
Trading Securities
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities				$ 108,000,000			$ 111,000,000

[1]	Includes income tax expense of $56 million and $100 million for the three months ended three months ended March 31, 2023 and 2022, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.